Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 410,061	$ 292,557
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	151,796	97,588
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	253,277	191,041
Cost-plus
Disaggregation of Revenue [Line Items]
Revenue	4,988	3,928
Construction services
Disaggregation of Revenue [Line Items]
Revenue	42,481	21,710
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	367,580	270,847
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	186,741	125,716
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	$ 223,320	$ 166,841